Available for Sale Securities (Detail) (Common Stock, USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common Stock
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 17.4	$ 17.4	$ 14.8
Gross Unrealized Gains	7.1	3.3
Gross Unrealized Losses			(4.4)
Fair Value	$ 24.5	$ 20.7	$ 10.4